Line of Credit (Detail) - Revolving Credit Facility [Member] $ in Millions	Apr. 07, 2020 USD ($)
Line of Credit Facility [Line Items]
Line of credit	$ 30.0
line of credit, Interest rate of unused fee	0.50%
Line of credit, maturity date	Apr. 07, 2023
London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
line of credit, Interest rate	3.50%